[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT

DECEMBER 31, 2002

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
December 31, 2002 (unaudited)

 PRINCIPAL                                                           MATURITY   INTEREST
  AMOUNT                                                               DATE       RATE          VALUE
-----------                                                          --------   --------        -----
             MUNICIPAL BONDS (99.9%)
             EDUCATION (3.7%)
$ 1,935,000  Alabama State Public School & College Authority         11/01/05     5.250%    $  2,125,307
    730,000  Arizona School Facilities Board                         07/01/05     5.000          791,335
    500,000  Florida State Board of Education, Lottery Revenue       07/01/05     5.000          541,625
    300,000  New Jersey State Educational Facilities Authority*      01/02/03     1.650          300,000
                                                                                            ------------
             TOTAL EDUCATION                                                                   3,758,267
                                                                                            ------------

             ESCROWED TO MATURITY(a) (2.6%)
  1,000,000  Honolulu, Hawaii, City & County                         11/01/03     5.250        1,033,800
  1,570,000  Mashantucket Western Pequot Tribe, Connecticut          09/01/03     6.250        1,622,454
                                                                                            ------------
             TOTAL ESCROWED TO MATURITY                                                        2,656,254
                                                                                            ------------

             GENERAL OBLIGATIONS (39.7%)
  1,000,000  Arlington, Texas                                        08/15/05     5.200        1,090,930
  1,515,000  Birmingham, Alabama                                     07/01/05     5.000        1,639,957
  1,895,000  Carrollton, Texas, Independent School District          02/15/04     5.500        1,985,865
  1,000,000  Chicago, Illinois, Metropolitan Water Reclamation
              District                                               12/01/07     5.000        1,116,730
  1,000,000  Connecticut State                                       06/15/05     5.000        1,081,900
  1,000,000  Delaware County, Pennsylvania                           10/01/05     5.300        1,098,420
    250,000  Denver, Colorado, City & County                         08/01/04     5.250          265,472
    655,000  Du Page County, Illinois, Forest Preserve District      11/01/05     6.000          732,185
  1,000,000  Georgia State                                           02/01/05     5.000        1,073,350
  1,000,000  Harris County, Texas                                    10/01/05     5.000        1,089,260
  1,750,000  Hawaii State                                            02/01/07     5.250        1,955,572
  1,175,000  Houston, Texas, Independent School District             07/15/06     3.500        1,237,146
  1,400,000  Howard County, Maryland                                 02/15/04     4.250        1,449,350
  1,000,000  Illinois State                                          04/01/04     5.500        1,053,170
  1,000,000  Illinois State                                          06/01/05     5.500        1,091,730
  1,500,000  Illinois State                                          08/01/07     5.000        1,668,495
  1,000,000  Milwaukee, Wisconsin                                    09/01/06     5.000        1,106,010
  1,000,000  Minneapolis, Minnesota                                  12/01/05     5.000        1,095,150
  1,000,000  Mississippi State                                       12/01/05     5.000        1,093,650
  1,000,000  Newport News, Virginia                                  07/01/04     5.000        1,055,250

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

December 31, 2002 (unaudited)

 PRINCIPAL                                                           MATURITY   INTEREST
  AMOUNT                                                               DATE       RATE          VALUE
-----------                                                          --------   --------        -----
             MUNICIPAL BONDS (CONTINUED)
             GENERAL OBLIGATIONS (CONTINUED)

$ 1,000,000  North Carolina State                                    09/01/05     5.000%    $  1,089,210
    845,000  Pennsylvania State                                      04/15/04     6.000          869,328
  1,135,000  Salt Lake City, Utah                                    06/15/05     5.000        1,228,524
  2,000,000  San Antonio, Texas                                      02/01/05     4.000        2,102,840
  1,000,000  Shelby County, Tennessee                                04/01/06     5.000        1,098,220
  1,000,000  Tempe, Arizona, School District                         07/01/06     5.000        1,104,490
  2,500,000  Texas State                                             10/01/06     5.000        2,771,500
  1,900,000  Tulsa County, Oklahoma, Independent School
              District                                               06/01/05     5.750        2,085,497
    725,000  Virginia Beach, Virginia                                07/15/07     5.300          819,330
  1,000,000  Virginia State                                          06/01/06     4.000        1,072,920
  2,000,000  Wisconsin State                                         05/01/04     6.000        2,124,920
                                                                                            ------------
             TOTAL GENERAL OBLIGATIONS                                                        40,346,371
                                                                                            ------------

             INDUSTRIAL (1.1%)
  1,020,000  Missouri State Pollution Control Revenue                01/01/06     6.000        1,143,930
                                                                                            ------------

             MISCELLANEOUS (10.5%)
  1,000,000  Alaska State Housing Financial Corp.                    12/01/05     5.000        1,091,260
  1,000,000  Greater Detroit, Michigan, Resource Recovery
              Authority                                              12/13/04     5.500        1,076,460
  1,000,000  Kentucky State Property & Buildings Commission          02/01/06     5.250        1,100,890
  1,450,000  Maine Governmental Facilities Authority                 10/01/05     5.500        1,598,828
  1,500,000  Michigan Municipal Building Authority, Clean Water
              Revenue                                                10/01/05     5.500        1,658,010
  3,000,000  Michigan State Building Authority                       10/15/04     5.000        3,192,900
    940,000  Virginia State Public Building Authority                08/01/04     5.000          994,811
                                                                                            ------------
             TOTAL MISCELLANEOUS                                                              10,713,159
                                                                                            ------------

             PRE-REFUNDED(a) (9.0%)
  1,000,000  Burke County, Georgia, Development Authority,
              Pollution Control Revenue                              01/01/03     7.700        1,030,000
  1,000,000  Charlotte, North Carolina                               02/01/04     5.800        1,069,330
  1,500,000  Connecticut State                                       08/15/04     5.900        1,625,760

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

December 31, 2002 (unaudited)

 PRINCIPAL                                                           MATURITY   INTEREST
  AMOUNT                                                               DATE       RATE          VALUE
-----------                                                          --------   --------        -----
             MUNICIPAL BONDS (CONTINUED)
             PRE-REFUNDED (CONTINUED)

$ 1,270,000  District of Columbia                                    06/01/04     5.800%    $  1,375,525
    365,000  Harrisburg, Pennsylvania, City & County                 09/01/03     5.875          383,403
  1,000,000  Minnesota State                                         10/01/04     6.000        1,080,950
    500,000  Nebraska Public Power District                          01/01/05     5.250          542,490
    355,000  Pennsylvania State                                      04/15/03     6.000          365,220
    500,000  Tennessee State                                         03/01/04     5.300          531,050
  1,000,000  West Palm Beach, Florida, Utilities System
              Revenue                                                10/01/04     5.750        1,086,590
                                                                                            ------------
             TOTAL PRE-REFUNDED                                                                9,090,318
                                                                                            ------------

             SALES TAX (1.1%)
  1,000,000  Jacksonville, Florida, Sales Tax Revenue                10/01/05     5.000        1,089,960
                                                                                            ------------

             TRANSPORTATION (13.4%)
  1,000,000  Illinois State Toll Highway Authority                   01/01/04     5.000        1,036,540
  1,000,000  Massachusetts Bay Transportation Authority              03/01/05     5.300        1,080,780
  1,000,000  Michigan State Trunk Line Highway Revenue               10/01/06     5.000        1,108,600
  1,500,000  New Jersey State Transportation Revenue                 02/01/05     5.500        1,623,435
  1,000,000  New Jersey State Transportation Revenue                 12/15/06     5.000        1,111,890
  1,040,000  New Mexico Finance Authority, Highway Revenue           09/01/06     5.000        1,151,031
  1,500,000  New Mexico State Highway Commission                     06/15/06     5.000        1,652,205
  1,500,000  Texas State Turnpike Authority                          06/01/07     5.000        1,663,815
  2,000,000  Texas State Turnpike Authority                          06/01/07     4.000        2,135,040
    925,000  Triborough Building & Tunnel Authority, New York        11/15/06     4.000          993,940
                                                                                            ------------
             TOTAL TRANSPORTATION                                                             13,557,276
                                                                                            ------------

             UTILITIES (8.5%)
  3,000,000  Austin, Texas, Electric Utilities System Revenue        11/15/05     5.000        3,275,700
    900,000  Boise-Kuna Irrigation District, Idaho,
              Hydroelectricity Plant Project                         07/01/07     5.250        1,011,249
  1,000,000  Nebraska Public Power District                          01/01/07     4.000        1,068,170
  2,000,000  Salt River Project, Arizona                             01/01/05     5.000        2,141,520
  1,000,000  St. John's River Power Park, Florida                    10/01/06     5.000        1,108,220
                                                                                            ------------
             TOTAL UTILITIES                                                                   8,604,859
                                                                                            ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

December 31, 2002 (unaudited)

 PRINCIPAL                                                           MATURITY   INTEREST
  AMOUNT                                                               DATE       RATE          VALUE
-----------                                                          --------   --------        -----
             MUNICIPAL BONDS (CONTINUED)
             WATER/SEWER (10.3%)

$ 2,500,000  Dallas, Texas, Waterworks & Sewer System
              Revenue                                                10/01/06     5.000%    $  2,771,500
  1,500,000  De Kalb County, Georgia, Water & Sewer
              Revenue                                                10/01/05     6.250        1,683,645
  2,500,000  Houston, Texas, Water & Sewer System Revenue            12/01/05     5.000        2,732,625
  1,000,000  Michigan Municipal Building Authority, Clean
              Water Revenue                                          10/01/06     5.000        1,109,370
  1,000,000  Ohio State Water Development Authority                  06/01/06     5.000        1,104,510
  1,000,000  Tarrant Regional Water District, Texas                  03/01/06     4.500        1,080,060
                                                                                            ------------
             TOTAL WATER/SEWER                                                                10,481,710
                                                                                             ------------

TOTAL INVESTMENTS, (IDENTIFIED COST $97,965,708)(b)                                99.9%    $101,442,104
OTHER ASSETS IN EXCESS OF LIABILITIES                                               0.1           72,105
                                                                                  -----     ------------
NET ASSETS                                                                        100.0%    $101,514,209
                                                                                  =====     ============

* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2002 coupon rate.

(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $97,965,708. The aggregate gross unrealized appreciation is $3,476,396, and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $3,476,396.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (unaudited)

ASSETS:
  Investments in securities, at value (identified cost $97,965,708)             $ 101,442,104
  Cash                                                                                116,156
  Interest and other receivables                                                    1,484,559
  Prepaid expenses                                                                      3,555
  Receivable for fund shares sold                                                         831
                                                                                -------------
      TOTAL ASSETS                                                                103,047,205
                                                                                -------------

LIABILITIES:
  Payables for:
    Investments purchased                                                           1,070,300
    Dividends and distributions declared                                              365,013
    Investment advisory fees                                                           23,196
    Shareholder servicing/eligible institution fees                                    23,196
    Administrative fees                                                                13,917
    Professional fees                                                                  13,631
    Custody fees                                                                       12,989
    Board of Trustees' fees                                                             2,225
    Accrued expenses and other liabilities                                              8,529
                                                                                -------------
      TOTAL LIABILITIES                                                             1,532,996
                                                                                -------------

NET ASSETS                                                                      $ 101,514,209
                                                                                =============

Net Assets Consist of:
    Paid-in capital                                                             $  97,853,112
    Undistributed net investment income                                                61,542
    Accumulated net realized gain on investments                                      123,159
    Net unrealized appreciation on investments                                      3,476,396
                                                                                -------------
Net Assets                                                                      $ 101,514,209
                                                                                =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($101,514,209 DIVIDED BY 9,349,684)                                           $       10.86
                                                                                =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended December 31, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
     Interest and amortization income                                           $  1,713,063
                                                                                ------------
   EXPENSES:
     Investment advisory fee                                                         128,051
     Shareholder servicing/eligible institution fees                                 128,051
     Administrative fees                                                              76,831
     Custody fees                                                                     38,599
     Professional fees                                                                17,429
     Board of Trustees' fees                                                           5,032
     Miscellaneous expenses                                                           30,392
                                                                                ------------
       TOTAL EXPENSES                                                                424,385
       Expense offset arrangement                                                    (1,505)
                                                                                ------------
       NET EXPENSES                                                                  422,880
                                                                                ------------
       NET INVESTMENT INCOME                                                       1,290,183
                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                  134,719
   Net change in unrealized appreciation on investments                            1,320,876
                                                                                ------------
       NET REALIZED AND UNREALIZED GAIN                                            1,455,595
                                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  2,745,778
                                                                                ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX
                                                                  MONTHS ENDED         FOR THE
                                                               DECEMBER 31, 2002     YEAR ENDED
                                                                  (UNAUDITED)       JUNE 30, 2002
                                                               -----------------    -------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                     $       1,290,183    $   2,209,539
     Net realized gain on investments                                    134,719          439,730
     Net change in unrealized appreciation on investments              1,320,876          877,474
                                                               -----------------    -------------
       Net increase in net assets resulting from operations            2,745,778        3,526,743
                                                               -----------------    -------------
   Dividends and distributions declared:
     From net investment income                                       (1,243,692)      (2,209,539)
     In excess of net investment income                                        -          (10,875)
     From net realized gain                                             (317,192)        (121,982)
                                                               -----------------    -------------
       Total dividends and distributions declared                     (1,560,884)      (2,342,396)
                                                               -----------------    -------------
   Fund share transactions:
     Net proceeds from sale of fund shares                            39,288,324       57,199,590
     Net asset value of fund shares issued to shareholders
       in reinvestment of distributions                                  531,593          893,480
     Net cost of fund shares repurchased                             (21,855,242)     (41,504,749)
                                                               -----------------    -------------
       Net increase in net assets resulting from fund
         share transactions                                           17,964,675       16,588,321
                                                               -----------------    -------------
         Total increase in net assets                                 19,149,569       17,772,668

   NET ASSETS:
     Beginning of year                                                82,364,640       64,591,972
                                                               -----------------    -------------
     END OF PERIOD (including undistributed net investment
       income of $61,542 and $15,051, respectively)            $     101,514,209    $  82,364,640
                                                               =================    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                             FOR THE SIX
                                             MONTHS ENDED                          FOR THE YEARS ENDED JUNE 30,
                                          DECEMBER 31, 2002        ------------------------------------------------------------
                                             (UNAUDITED)             2002         2001         2000         1999         1998
                                          -----------------        --------     --------     --------     --------     --------
Net asset value, beginning of year            $   10.73            $  10.53     $  10.24     $  10.30     $  10.40     $  10.33
Income from investment operations:
   Net investment income                           0.12                0.31         0.35         0.34         0.35         0.36
   Net realized and unrealized
     gain (loss) on investments                    0.15                0.22         0.29        (0.06)       (0.10)        0.07
Less dividends and distributions:
   From net investment income                     (0.11)              (0.31)       (0.35)       (0.34)       (0.35)       (0.36)
   From net realized gains                        (0.03)              (0.02)           -            -            -            -
                                              ---------            --------     --------     --------     --------     --------
Net asset value, end of period                $   10.86            $  10.73     $  10.53     $  10.24     $  10.30     $  10.40
                                              =========            ========     ========     ========     ========     ========
Total return                                       2.78%               5.14%        6.37%        2.88%        2.44%        4.25%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                          $ 101,514            $ 82,365     $ 64,592     $ 78,381     $ 75,719     $ 80,160
   Ratio of expenses to average net
     assets:
     Net expenses paid by Fund                     0.83%(1)            0.83%        0.77%        0.85%        0.82%        0.78%
     Expense offset arrangement                    0.00%(1),(2)        0.01%        0.06%        0.03%        0.01%        0.02%
                                              ---------            --------     --------     --------     --------     --------
     Total expenses                                0.83%(1)            0.84%        0.83%        0.88%        0.83%        0.80%
   Ratio of net investment income to
     average net assets                            2.52%(1)            2.90%        3.36%        3.29%        3.37%        3.49%
   Portfolio turnover rate                          101%                 94%          45%          22%          44%          20%

----------
(1) Annualized.
(2) Amount is less than 0.01% per share.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT DECEMBER 31, 2002

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The BBH Tax Free Short/Intermediate Fixed Income Fund, formerly The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund, (the "Fund") is a separate, diversified series of BBH Trust, formerly The 59 Wall Street Trust, (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2002, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gain and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no federal income tax provision is required.

December 31, 2002 (unaudited)

   D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

   E. CHANGE IN ACCOUNTING PRINCIPLE. As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts or premiums on debt securities using the interest method. Prior to July 1, 2001, the Fund amortized discount or premiums on debt securities using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $35,652 increase in the cost of securities and a corresponding $35,652 decrease in net realized appreciation, and a $35,652 increase in accumulated net investment income based on securities held on June 30, 2001.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2002, the Fund incurred $128,051 for advisory services.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") and BBH for which FSC and BBH receive such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended December 31, 2002, the Fund incurred $76,831 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2002, the Fund incurred $128,051 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2002, the Fund incurred $5,032 for Trustees' fees.

FINANCIAL STATEMENT DECEMBER 31, 2002

December 31, 2002 (unaudited)

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2002, the Fund incurred $38,599 for custody services. These fees were reduced $1,505 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.3% to 23.6% of investments. At December 31, 2002, the five largest holdings by state were Texas 23.6%; Michigan 8.0%; Illinois 6.6%; Connecticut 4.3% and Arizona 4.0%. For the six months ended December 31, 2002, the cost of purchases and the proceeds from sales of investment securities other than short-term investments were $66,529,556 and $50,382,858, respectively.

4. SHARES TRANSACTIONS. Transactions in fund shares were as follows:

                                                     FOR THE SIX
                                                     MONTHS ENDED        FOR THE
                                                  DECEMBER 31, 2002     YEAR ENDED
                                                     (UNAUDITED)      JUNE 30, 2002
                                                  -----------------   -------------
   Fund shares sold                                   3,642,028         5,371,131
   Fund shares issued in connection
     with reinvestment of dividends                      49,151            84,073
   Fund shares repurchased                           (2,020,672)       (3,907,446)
                                                     ----------        ----------
   Net increase                                       1,670,507         1,547,758
                                                     ==========        ==========

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


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